Related Party Transactions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related party activity of loans [Abstract]
Balance, beginning of year	$ 33,148,000	$ 27,352,000
Net Increase (Decrease)	16,803,000	5,796,000
Balance, end of year	49,951,000	33,148,000
Unfunded commitments	17,900,000	17,200,000
Contribution to medical benefit plan	2,400,000	1,700,000
Travel expenses for chairman and other directors	49,000	200,000
Directors and Executive Officers [Member]
Related party activity of loans [Abstract]
Deposit from related party	34,100,000
Champion Graphic Communications [Member]
Related party activity of loans [Abstract]
Expenses from transactions with related party	$ 500,000	$ 600,000
Capital stock holdings (in hundredths)	53.70%